Goodwill and Intangible Assets (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 13,481	$ 13,481
Goodwill impairment charges	$ 0	0	$ 0
Weighted average remaining life for identifiable intangible assets	9 years 4 months 24 days
Amortization expense	$ 4,106	$ 3,922	$ 3,738